SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS - Disclosure of detailed information about cash and cash equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Cash	$ 50,745	$ 68,994
Short-term deposits	1,957	187
Total	$ 52,702	$ 69,181